REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Jul. 31, 2025
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION

SCHEDULE III

J.W. MAYS, INC.
REAL ESTATE AND ACCUMULATED DEPRECIATION
July 31, 2025

Col. A	Col. B	Col. C		Col. D		Col. E			Col. F	Col. G	Col. H	Col. I
		Initial Cost to Company		Cost Capitalized Subsequent to Acquisition		Gross Amount at Which Carried At Close of Period						Life on Which Depreciation in Latest Income
Description	Encumbrances	Land	Building & Improvements	Improvements	Carried Cost	Land	Building & Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired	Statement is Computed
Office and Rental Buildings Brooklyn, New York Fulton Street at Bond Street	$—	$3,901,349	$7,403,468	$26,988,918	$—	$3,901,349	$34,392,386	$38,293,735	$17,805,206	Various	Various	(1)(2)
Jamaica, New York Jamaica Avenue at 169th Street	—	—	—	2,549,190	—	—	2,549,190	2,549,190	255,146	1959	1959	(3)
Fishkill, New York Route 9 at Interstate Highway 84	3,235,561	594,723	7,212,116	16,784,987	—	594,723	23,997,103	24,591,826	11,214,129	10/74	11/72	(1)
Brooklyn, New York Jowein Building Fulton Street and Elm Place	—	1,324,957	728,327	17,825,397	—	1,324,957	18,553,724	19,878,681	8,480,642	1915	1950	(1)(2)
Levittown, New York Hempstead Turnpike	—	125,927	—	—	—	125,927	—	125,927	—	4/69	6/62	(1)
Circleville, Ohio Tarlton Road	—	120,849	4,388,456	113,620	—	120,849	4,502,076	4,622,925	3,589,395	9/92	12/92	(1)
Total(A)	$3,235,561	$6,067,805	$19,732,367	$64,262,112	$—	$6,067,805	$83,994,479	$90,062,284	$41,344,518

(1)	Building and improvements 18–40 years
(2)	Improvements to leased property 3–40 years
(3)	Upon lease termination in 2040, the building and all improvements will be turned over to the landlord as property owner (See Notes 1 and 10 to the Accompanying Consolidated Financial Statements). Leasehold improvements are amortized over the life of the lease.
(A)	Does not include Office Furniture and Equipment and Transportation Equipment in the amount of $295,156 and Accumulated Depreciation thereon of $258,871 at July 31, 2025.

	Year Ended July 31,
	2025	2024
Investment in Real Estate
Balance at Beginning of Year	$87,669,998	$85,185,857
Improvements	2,392,286	2,484,141
Retirements	—	—
Balance at End of Year	$90,062,284	$87,669,998
Accumulated Depreciation
Balance at Beginning of Year	$39,574,021	$37,885,631
Additions Charged to Costs and Expenses	1,770,497	1,688,390
Retirements	—	—
Balance at End of Year	$41,344,518	$39,574,021